Class A Shares [Member] Average Annual Total Returns - Class A Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.13%	12.04%	16.17%